SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimates and Assumptions Impacting Fair Value of Series D Preferred Stock (Details)	Apr. 10, 2020
Estimated future value of Series D redeemable convertible preferred stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financial instruments subject to mandatory redemption, measurement input	10.00
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financial instruments subject to mandatory redemption, measurement input	0
Time to liquidity (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financial instruments subject to mandatory redemption, measurement input	0